Equity (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands			3 Months Ended		9 Months Ended
	Oct. 31, 2023	Aug. 23, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Aug. 24, 2023	Jun. 21, 2023
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			14,250
Number of shares repurchased price per share			$ 82.85
Stock Repurchase Program, Authorized Amount			$ 1,200,000,000
Common stock shares authorized to be repurchased							30,000	30,000
Dividends common stock	$ 0.96	$ 0.96
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares						0.00%
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares				2.00%	2.00%	2.00%
Purchase of treasury shares at 2% discount				7,500	16,800	7,500
Purchase of treasury shares at no discount			2,000		2,000	2,500
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares					5.00%
New Normal Course Issuer Bid [member] | Major Share Repurchases [Member]
Disclosure of classes of share capital [line items]
Common stock shares authorized to be repurchased							90,000